Litigation and Contingent Liabilities	6 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Litigation and Contingent Liabilities

Note 25	Litigation and Contingent Liabilities
Class Action
In May 2020, following the Group announcement on the interim results of our RESOLVE-IT Phase 3 clinical trial in which elafibranor had not achieved the primary or key secondary endpoints, a purported shareholder class action complaint was filed in state court in the Commonwealth of Massachusetts, naming the Group, the board of directors and certain members of the senior management as defendants, alleging that defendants made materially misleading statements about the development of elafibranor in connection with our U.S. initial public offering in violation of U.S. federal securities laws.
In October 2020, the plaintiff voluntarily dismissed the Commonwealth of Massachusetts action, but in December 2020, the same plaintiff filed a purported shareholder class action complaint in state court in the State of New York, alleging claims substantially similar to those in the previous complaint against the same defendants, as well as the underwriters of our U.S. initial public offering.
In March 2021, the Company and the other defendants filed a motion to dismiss. In August 2021, the court granted the motion and dismissed the complaint with prejudice. In September 2021, the plaintiff filed a notice of appeal to the Supreme Court, Appellate Division, First Department, and perfected the appeal on March 9, 2022. The appeal is now fully briefed, and the case has been noticed for the First Department’s October Term. We expect a decision on the appeal in due course.
Licensing Agreement with Genoscience Pharma
As a reminder, on December 16, 2021, we acquired an exclusive license from Genoscience Pharma to develop and commercialize the investigational treatment GNS561 in cholangiocarcinoma in the United States, Canada and Europe, including the United Kingdom and Switzerland.
Under the agreement, Genoscience Pharma is eligible for clinical and regulatory milestone payments up to €50 million and tiered royalties.
The first payable milestones are contingent on positive Phase 2 clinical trial results in CCA, reaching up to €20 million if applicable. The following milestones will be triggered in case of positive Phase 3 results.
See Note 2.5 "Signature of a Licensing Agreement with Genoscience Pharma" in the Notes to the Consolidated Financial Statements in the 2021 Annual Report on Form 20-F.
As no milestone was recognized during the first half of 2022, these payments constitute contingent liabilities not recognized in our consolidated financial statements at June 30, 2022, in accordance with IAS 37 rules regarding initial milestone payments and IAS 38 rules regarding the following milestone payments.